                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

Mitchell J. Lindauer
Vice President
Assistant General Counsel

December 26, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

            Re:   Oppenheimer Global Fund  Post-Effective Amendment No. 83
            under the Securities Act and Amendment No. 44 under the
            Investment Company Act
            File Nos. 2-31661; 811-1810

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "Securities Act"), I hereby represent that the form of Prospectus and
Statement of Additional Information that would have been filed pursuant to
Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 83 to the Registrant's Registration
Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 21, 2007.

                                            Sincerely,

                                            /s/ Mitchell J. Lindauer

                                            ------------------------------------
                                            Mitchell J. Lindauer
                                            Vice    President    &   Assistant
                                            General Counsel
                                            212.323.0254
                                            mlindauer@oppenheimerfunds.com

cc:  Mayer Brown LLP
     KPMG LLP
     Gloria LaFond